Redeemable, Convertible Preferred Stock - Authorized, Issued and Outstanding Shares, Issue Price, and Carrying Value (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Shares authorized (in shares)	20,000,000	20,000,000	20,000,000	130,133,670				130,133,670
Shares issued (in shares)	0	0	0	129,148,393				129,148,393
Shares outstanding (in shares)	0	0	0	129,148,393	129,148,393	129,148,393	129,148,393	129,148,393	112,558,444
Carrying Amount	$ 0	$ 0	$ 0	$ 480,631	$ 480,631	$ 480,631	$ 480,631	$ 480,631	$ 394,408
Series A
Temporary Equity [Line Items]
Shares authorized (in shares)				20,414,445
Shares issued (in shares)				20,414,445
Shares outstanding (in shares)				20,414,445
Carrying Amount				$ 12,230
Series A | Minimum
Temporary Equity [Line Items]
Issue price (in dollars per share)				$ 0.40
Series A | Maximum
Temporary Equity [Line Items]
Issue price (in dollars per share)				$ 0.90
Series B
Temporary Equity [Line Items]
Shares authorized (in shares)				7,582,934
Shares issued (in shares)				7,582,934
Shares outstanding (in shares)				7,582,934
Issue price (in dollars per share)				$ 2.37
Carrying Amount				$ 18,000
Series C
Temporary Equity [Line Items]
Shares authorized (in shares)				18,613,084
Shares issued (in shares)				18,121,698
Shares outstanding (in shares)				18,121,698
Issue price (in dollars per share)				$ 3.36
Carrying Amount				$ 60,850
Series D
Temporary Equity [Line Items]
Shares authorized (in shares)				44,946,572
Shares issued (in shares)				44,452,681
Shares outstanding (in shares)				44,452,681
Issue price (in dollars per share)				$ 4.56
Carrying Amount				$ 188,402
Series E
Temporary Equity [Line Items]
Shares authorized (in shares)				22,678,139
Shares issued (in shares)				22,678,139
Shares outstanding (in shares)				22,678,139
Issue price (in dollars per share)				$ 5.23
Carrying Amount				$ 118,076
Series F
Temporary Equity [Line Items]
Shares authorized (in shares)				15,898,496
Shares issued (in shares)				15,898,496
Shares outstanding (in shares)				15,898,496
Issue price (in dollars per share)				$ 5.23
Carrying Amount				$ 83,073